Related Parties (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party [Abstract]
Short-term employee benefits	$ 101	$ 99
Post-employment benefits	8	7
Share-based payments	86	79
Termination benefits	1	2
Other long-term benefits	3	3
Total	$ 199	$ 190